Construction in progress (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Construction In Progress Disclosure [Abstract]
New coking plant, Total	$ 40,224,821	$ 39,379,553
New coking plant, Estimated cost to complete	26,826,890
New coking plant, Estimated total cost	$ 67,051,711
New coking plant, Estimated completion date	July 2014